Nationwide S&P 500 Index Fund
FUND SUMMARY: NATIONWIDE S&P 500 INDEX FUND
Objective
The Nationwide S&P 500 Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor’s 500® Index (“S&P 500 Index”).
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 36 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 95 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nationwide S&P 500 Index Fund	Class A Shares	Class C Shares	Class R Shares	Service Class Shares	Institutional Service Class Shares	Class R6 Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nationwide S&P 500 Index Fund	Class A Shares	Class C Shares	Class R Shares	Service Class Shares	Institutional Service Class Shares	Class R6 Shares
Management Fees	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.15%	none	none
Other Expenses	0.23%	0.12%	0.15%	0.30%	0.30%	0.05%
Total Annual Fund Operating Expenses	0.59%	1.23%	0.76%	0.56%	0.41%	0.16%

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Nationwide S&P 500 Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	632	753	885	1,270
Class C Shares	225	390	676	1,489
Class R Shares	78	243	422	942
Service Class Shares	57	179	313	701
Institutional Service Class Shares	42	132	230	518
Class R6 Shares	16	52	90	205

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Nationwide S&P 500 Index Fund | Class C Shares | USD ($)	125	390	676	1,489

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.63% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the S&P 500 Index before the deduction of Fund expenses. The S&P 500 Index includes approximately 500 stocks of large U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500 Index. The Fund does not necessarily invest in all of the securities included in the S&P 500 Index or in the same weightings.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Index fund risk– the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares<br/> (Years Ended December 31,)

Highest Quarter:	15.84%	–	2nd qtr. of 2009
Lowest Quarter:	-14.02%	–	3rd qtr. of 2011

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns<br/>(For the Periods Ended December 31, 2018)
Average Annual Total Returns - Nationwide S&P 500 Index Fund	1 Year	5 Years	10 Years
Class A Shares	(10.44%)	6.58%	11.82%
Class A Shares | After Taxes on Distributions	(13.56%)	4.30%	10.25%
Class A Shares | After Taxes on Distributions and Sales of Shares	(3.86%)	4.94%	9.66%
Class C Shares	(6.40%)	7.16%	11.77%
Class R Shares	(5.10%)	7.59%	12.14%
Service Class Shares	(4.99%)	7.88%	12.49%
Class R6 Shares	(4.56%)	8.32%	12.94%
Institutional Service Class Shares	(4.81%)	8.04%	12.65%
S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)	(4.38%)	8.49%	13.12%